LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 3.7%
Hexcel Corp.	35,325	$2,100,778
Mercury Systems, Inc. (a)	42,800	2,758,460
Triumph Group, Inc. (a)	111,098	2,808,557
		7,667,795
Auto Components - 0.8%
Fox Factory Holding Corp. (a)	16,290	1,595,605

Banks - 8.6%
Cadence Bank	114,529	3,351,119
Comerica, Inc.	31,215	2,822,772
Cullen/Frost Bankers, Inc.	21,375	2,958,514
Glacier Bancorp, Inc.	43,655	2,194,973
Pinnacle Financial Partners, Inc.	35,705	3,287,716
Seacoast Banking Corp. of Florida	92,175	3,227,969
		17,843,063
Beverages - 2.4%
Celsius Holdings, Inc. (a)	48,000	2,648,640
Primo Water Corp. (b)	160,000	2,280,000
		4,928,640
Biotechnology - 1.4%
Castle Biosciences, Inc. (a)	34,275	1,537,576
Neogen Corp. (a)	40,790	1,257,964
		2,795,540
Building Products - 4.0%
Builders FirstSource, Inc. (a)	32,500	2,097,550
CSW Industrials, Inc.	17,750	2,087,223
PGT Innovations, Inc. (a)	101,185	1,819,306
Zurn Water Solutions Corp.	60,995	2,159,223
		8,163,302
Chemicals - 3.5%
Avient Corp.	40,000	1,920,000
Ecovyst, Inc.	315,000	3,641,400
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Quaker Chemical Corp.	9,340	1,614,045
		7,175,445
Commercial Services & Supplies - 0.9%
Driven Brands Holdings, Inc. (a)	68,000	1,787,040

Communications Equipment - 0.9%
Lumentum Holdings, Inc. (a)	20,000	1,952,000

Construction & Engineering - 1.5%
NV5 Global, Inc. (a)	23,342	3,111,489

Construction Materials - 1.5%
Eagle Materials, Inc.	24,020	3,083,207

Energy Equipment & Services - 1.3%
Weatherford International Plc (a)(b)	80,250	2,672,325

Food Products - 0.9%
Utz Brands, Inc.	125,000	1,847,500

Health Care Equipment & Supplies - 3.6%
Alphatec Holdings, Inc. (a)	150,000	1,725,000
Cerus Corp. (a)	325,000	1,784,250
STAAR Surgical Co. (a)	35,000	2,796,850
ViewRay, Inc. (a)	306,205	1,200,324
		7,506,424
Health Care Providers & Services - 6.9%
HealthEquity, Inc. (a)	44,000	2,967,360
Medpace Holdings, Inc. (a)	19,750	3,230,902
Omnicell, Inc. (a)	7,500	971,175
Progyny, Inc. (a)	53,370	2,743,218
R1 RCM, Inc. (a)	106,100	2,839,236
U.S. Physical Therapy, Inc.	16,015	1,592,692
		14,344,583
Hotels, Restaurants & Leisure - 5.0%
Everi Holdings, Inc. (a)	148,000	3,108,000
Playa Hotels & Resorts NV (a)(b)	269,190	2,328,494
Red Rock Resorts, Inc. - Class A	67,500	3,277,800
Wingstop, Inc.	12,855	1,508,534
		10,222,828
Household Durables - 1.1%
Sonos, Inc. (a)	78,500	2,215,270

Insurance - 2.0%
Goosehead Insurance, Inc. - Class A	10,595	832,449
Palomar Holdings, Inc. (a)	50,000	3,199,500
		4,031,949
Internet & Catalog Retail - 1.3%
Magnite, Inc. (a)	200,000	2,642,000

IT Consulting & Services - 3.3%
LiveRamp Holdings, Inc. (a)	55,000	2,056,450
Perficient Inc. (a)	25,450	2,801,790
Repay Holdings Corp. (a)	128,000	1,890,560
		6,748,800
IT Services - 0.3%
Brightcove, Inc. (a)	80,000	624,000

Leisure Equipment & Products - 2.0%
Callaway Golf Company (a)	115,000	2,693,300
YETI Holdings, Inc. (a)	25,535	1,531,589
		4,224,889
Life Sciences Tools & Services - 0.6%
Inotiv, Inc. (a)	45,000	1,178,100

Machinery - 7.0%
Alamo Group, Inc.	14,000	2,013,060
Altra Industrial Motion Corp.	49,000	1,907,570
Enovis Corp. (a)	56,635	2,253,507
Evoqua Water Technologies Corp. (a)	55,250	2,595,645
Helios Technologies, Inc.	35,295	2,832,424
ITT, Inc.	6,550	492,625
Watts Water Technologies, Inc. - Class A	17,525	2,446,315
		14,541,146
Marine - 1.6%
Kirby Corp. (a)	46,370	3,347,450

Media & Entertainment - 2.3%
Nexstar Media Group, Inc. - Class A	24,920	4,696,922

Oil & Gas & Consumable Fuels - 2.2%
Magnolia Oil & Gas Corp. - Class A	193,005	4,564,568

Oil, Gas & Consumable Fuels - 3.8%
CNX Resources Corp. (a)	200,000	4,144,000
HF Sinclair Corp. (a)	91,625	3,651,256
		7,795,256
Personal Products - 1.1%
BellRing Brands, Inc. - Class A (a)	101,375	2,339,735

Professional Services - 1.4%
Upwork, Inc. (a)	125,760	2,922,662

Real Estate Development - 2.2%
FirstService Corp. (b)	9,995	1,448,076
Newmark Group, Inc. - Class A	193,000	3,072,560
		4,520,636
Software - 8.1%
ACI Worldwide, Inc. (a)	70,000	2,204,300
Altair Engineering, Inc. - Class A (a)	36,190	2,330,636
Cognyte Software Ltd. (a)(b)	130,000	1,470,300
Model N, Inc. (a)	63,650	1,712,185
Nutanix, Inc. - Class A (a)	78,000	2,091,960
Q2 Holdings, Inc. (a)	35,000	2,157,750
Sprout Social, Inc. - Class A (a)	23,500	1,882,820
Workiva Inc. (a)	24,520	2,893,360
		16,743,311
Software & Services - 0.7%
Alarm.com Holdings, Inc. (a)	22,430	1,490,698

Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	53,000	2,088,200
Leslie's, Inc. (a)	97,000	1,877,920
Petco Health & Wellness Co, Inc. (a)	96,000	1,878,720
		5,844,840
Technology Hardware, Storage & Peripherals - 1.4%
Avid Technology, Inc. (a)	84,585	2,949,479

Thrifts & Mortgage Finance - 1.5%
Home BancShares, Inc.	137,301	3,103,003

Trading Companies & Distributors - 1.7%
Global Industrial Co.	65,265	2,103,491
Textainer Group Holdings Ltd. (b)	35,000	1,332,450
		3,435,941
TOTAL COMMON STOCKS
(Cost $134,645,986)		196,657,441

REITS - 0.7%	Shares	Value
Equity Real Estate Investment Trust (REIT) - 0.7%
SL Green Realty Corp.	17,377	1,410,665

TOTAL REITS
(Cost $1,265,623)		1,410,665

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25% (d)	6,281,791	6,281,791
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.23% (d)	2,016,798	2,016,798
		8,298,589
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,298,589)		8,298,589

Total Investments - 100.0%
(Cost $144,210,198)		206,366,695
Liabilities in Excess of Other Assets - (0.0)%		(22,018)
TOTAL NET ASSETS - 100.0%		$206,344,677

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.

("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL CAP EQUITY FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Industrials	21.8%
Information Technology	14.8%
Health Care	12.5%
Financials	12.1%
Consumer Discretionary	11.7%
Energy	7.3%
Materials	5.0%
Consumer Staples	4.4%
Money Market Funds	4.0%
Communication Services	3.5%
Real Estate	2.9%
Liabilities in excess of other assets	0.0%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stocks	$196,657,441	$–	$–	(1)	$196,657,441
REITS	1,410,665	–	–		1,410,665
Short-Term Investments	8,298,589	–	–		8,298,589
Total Investments*	$206,366,695	$–	$–		$206,366,695

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

			Level 3
Description			Common Stocks
Balance as of December 31, 2021			$-	(1)
Purchases			-
Sales proceeds			-
Realized gain (loss)			-
Change in unrealized appreciation/depreciation			-
Transfers into/(out of) Level 3			-	(1)
Balance as of March 31, 2022			$-

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2022
			$-	(1)

(1) Level 3 security valued at $0.